                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 9 (333-139763)                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 67 (File No. 811-07195)                               [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN                55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-2237


   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on Nov. 30, 2009 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 9 is to delay the effective date of Post-Effective Amendment No. 8 which was filed on or about Sept. 18, 2009. The content of Post-Effective Amendment No. 8 is incorporated by reference.




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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of November, 2009.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                        By RiverSource Life Insurance Company)
                                           (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of November, 2009.

Signature                                  Title
----------------------------------------   ---------------------------------------


/s/ Gumer C. Alvero*                       Director and Executive Vice
----------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                   Director, President and Chief Executive
----------------------------------------   Officer
Timothy V. Bechtold


/s/ Richard N. Bush*                       Senior Vice President - Corporate Tax
----------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                      Director, Executive Vice President and
----------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                       Director, Vice President and Chief
----------------------------------------   Actuary
Kevin E. Palmer



/s/ Bridget M. Sperl*                      Executive Vice President -
----------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                      Vice President and Controller
----------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*             Director
----------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                       Director
----------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct. 22, 2008 filed electronically electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-139760 on or about April 24, 2009 is incorporated by reference herewith, by:


/s/ Rodney J. Vessels
----------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary